Provisions and Accrued Expenses - Summary of Provisions and Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current provisions and accrued expenses [abstract]
Accrued expenses	$ 41,761	$ 36,752
Total	$ 41,761	$ 36,752